Retirement Plans	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Retirement Plans	RETIREMENT PLANS
Defined Contribution Plans
We provide certain employees with defined contribution plans and other types of retirement plans. A portion of our retirement plan expense under the defined contribution plans is funded with
Stryker common stock. The use of Stryker common stock
represents a non-cash operating activity that is not reflected in our Consolidated Statements of Cash Flows.

	2025	2024	2023
Plan expense	$399	$376	$327
Expense funded with Stryker common stock	72	62	57
Stryker common stock held by plan:
Dollar amount	$763	$781	$649
Shares (in millions)	2.2	2.2	2.2
Value as a percentage of total plan assets	8%	10%	10%
Defined Benefit Plans
Certain of our subsidiaries have both funded and unfunded
defined benefit pension plans covering some or all of their
employees. The majority of our defined benefit pension plans have projected benefit obligations in excess of plan assets.
Discount Rate
The discount rates were selected using a hypothetical portfolio of high quality bonds on December 31 that would provide the
necessary cash flows to match our projected benefit payments.
Expected Return on Plan Assets
The expected return on plan assets is determined by applying the target allocation in each asset category of plan investments to the anticipated return for each asset category based on historical and projected returns.

Components of Net Periodic Pension Cost
Net periodic benefit cost:	2025	2024	2023
Service cost	$(42)	$(39)	$(32)
Interest cost	(24)	(21)	(23)
Expected return on plan assets	22	19	18
Amortization of prior service credit	2	1	1
Recognized actuarial gain (loss)	(2)	(1)	4
Net periodic benefit cost	$(44)	$(41)	$(32)
Changes in assets and benefit obligations recognized in OCI:
Net actuarial gain (loss)	$93	$43	$(67)
Recognized net actuarial (gain) loss	2	1	(4)
Prior service credit and transition amount	(2)	(1)	(1)
Total recognized in other comprehensive income (loss)	$93	$43	$(72)
Total recognized in net periodic benefit cost and OCI	$49	$2	$(104)
Weighted-average rates used to determine net periodic benefit cost:
Discount rate	2.9%	2.8%	3.3%
Expected return on plan assets	4.1%	4.3%	4.2%
Rate of compensation increase	2.9%	3.0%	3.0%
Weighted-average discount rate used to determine projected benefit obligations	3.6%	2.9%	2.8%
The actuarial gain (loss) for all pension plans was primarily related to a change in the discount rate used to measure the benefit obligations of those plans.
Investment Strategy
The investment strategy for our defined benefit pension plans is to meet the liabilities of the plans as they fall due and to maximize the return on invested assets within appropriate risk tolerances.

	2025	2024
Fair value of plan assets	$560	$492
Benefit obligations	(829)	(782)
Funded status	$(269)	$(290)
Reported as:
Noncurrent assets—other assets	$72	$48
Current liabilities—accrued compensation	(5)	(3)
Noncurrent liabilities—other liabilities	(336)	(335)
Pre-tax amounts recognized in AOCI:
Unrecognized net actuarial gain (loss)	101	6
Unrecognized prior service credit	8	8
Total	$109	$14

Change in Benefit Obligations
	2025	2024
Beginning projected benefit obligations	$782	$826
Service cost	42	39
Interest cost	24	21
Foreign exchange impact and other	114	(52)
Employee contributions	9	7
Actuarial (gains) losses	(116)	(40)
Benefits paid	(26)	(19)
Ending projected benefit obligations	$829	$782
Ending accumulated benefit obligations	$786	$748

Change in Plan Assets
	2025	2024
Beginning fair value of plan assets	$492	$485
Actual return	(3)	22
Employer contributions	23	23
Employee contributions	9	7
Foreign exchange impact	60	(31)
Benefits paid	(21)	(14)
Ending fair value of plan assets	$560	$492

Allocation of Plan Assets
	2026 Target	2025 Actual	2024 Actual
Equity securities	26%	32%	28%
Debt securities	41	39	40
Other	33	29	32
Total	100%	100%	100%

Valuation of Plan Assets
2025	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$16	$—	$—	$16
Equity securities	9	162	—	171
Debt securities	2	230	—	232
Other	4	83	54	141
Total	$31	$475	$54	$560

2024	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$17	$—	$—	$17
Equity securities	8	125	—	133
Debt securities	2	203	—	205
Other	4	76	57	137
Total	$31	$404	$57	$492
Our Level 3 pension plan assets primarily include guaranteed investment contracts with insurance companies. The insurance contracts guarantee us principal repayment and a fixed rate of return. The $3 decrease in Level 3 pension plan assets is
primarily driven by the change in the corresponding pension
liability. We expect to contribute $24 to our defined benefit pension plans in 2026.

Estimated Future Benefit Payments
2026	2027	2028	2029	2030	2031-2035
$29	$32	$33	$34	$38	$223